Average Annual Total Returns - R6 Shares - JPMorgan Investor Balanced Fund	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG U.S. INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG U.S. INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG U.S. INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	MSCI EAFE INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) Past 1 Year	MSCI EAFE INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) Past 5 Years	MSCI EAFE INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) Past 10 Years	LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX(Reflects No Deduction for Taxes) Past 1 Year	LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX(Reflects No Deduction for Taxes) Past 5 Years	LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX(Reflects No Deduction for Taxes) Past 10 Years
Total	14.40%	9.18%	7.69%	12.33%	7.29%	6.27%	9.34%	6.74%	5.77%	5.60%	3.46%	3.10%	20.89%	15.43%	13.79%	7.82%	7.45%	5.51%	12.47%	8.95%	7.52%